Balances with related companies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Balances with related companies
43	Balances with related companies

(a)	Amounts due from related companies

	Note	2019 RMB million	2018 RMB million
Current
CSAH and its affiliates		18	51
Associates		35	22
Joint ventures		20	17

	52(c)	73	90

The amounts due from related companies are unsecured, interest free and have no fixed terms of repayment. They are expected to be recovered within one year.

(b)	Prepayments to related companies for acquisition of long-term assets

	Note	2019	2018
		RMB million	RMB million
Non-current
CSAH and its affiliates		160	80
An associate		353	147

	30&52(c)	513	227

(c)	Amounts due to related companies

		2019	2018
	Note	RMB million	RMB million
Current
CSAH and its affiliates		116	49
Associates		1	12
Joint ventures		53	63
Other related companies		—	3

	52(c)	170	127

The amounts due to related companies are unsecured, interest free and have no fixed terms of repayment. They are expected to be settled within one year.